FAIR VALUE OF ASSETS AND LIABILITIES - Fair value of liabilities that are not measured at fair value (Details) - Not measured at fair value - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	$ 308,726,181	$ 280,928,761
Deposits by customers
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	279,463,012	249,340,519
Interbank deposits
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	716,493	606,141
Repurchase agreements and other similar secured borrowing
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	1,060,472	470,295
Borrowings from other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	15,689,532	15,648,606
Debt Instruments in issue
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	11,389,498	14,468,650
Preferred shares
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	407,174	394,550
Level 1
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	5,811,412	8,021,700
Level 1 | Debt Instruments in issue
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	5,811,412	8,021,700
Level 2
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	63,564,983	64,261,677
Level 2 | Deposits by customers
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	60,894,992	60,236,355
Level 2 | Debt Instruments in issue
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	2,669,991	4,025,322
Level 3
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	239,349,786	208,645,384
Level 3 | Deposits by customers
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	218,568,020	189,104,164
Level 3 | Interbank deposits
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	716,493	606,141
Level 3 | Repurchase agreements and other similar secured borrowing
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	1,060,472	470,295
Level 3 | Borrowings from other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	15,689,532	15,648,606
Level 3 | Debt Instruments in issue
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	2,908,095	2,421,628
Level 3 | Preferred shares
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	$ 407,174	$ 394,550